Related Party Transactions (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Related Party Transactions [Abstract]
Consulting services fees	$ 26,142	$ 29,622	$ 209,500	$ 201,299